PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of comprehensive (loss) income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed statements of comprehensive (loss) income
Net Income (Loss)	¥ 183,200	$ 25,098	¥ (2,643,836)	¥ (775,952)
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments, net of tax of nil	(21,488)	(2,944)	(25,365)	101,465
Changes in fair value due to instrument-specific credit risk	14,243	1,951
Unrealized gain for available-for-sale debt securities	3,084	423
Comprehensive (loss) income attributable to VNET Group, Inc.	179,039	$ 24,528	(2,669,201)	(674,487)
Parent Company
Condensed statements of comprehensive (loss) income
Net Income (Loss)	183,200		(2,643,836)	(775,952)
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments, net of tax of nil	(21,488)		(25,365)	101,465
Changes in fair value due to instrument-specific credit risk	14,243
Unrealized gain for available-for-sale debt securities	3,084
Other comprehensive income (loss), net of tax of nil	(4,161)		(25,365)	101,465
Comprehensive (loss) income attributable to VNET Group, Inc.	¥ 179,039		¥ (2,669,201)	¥ (674,487)